Share based compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 18, 2022	Sep. 01, 2022	Aug. 11, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment charge	$ 2.1	$ 0.1	$ 0.7
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, expiration period	5 years
Aggregate number of share options authorized (in shares)	10,897,000
Fair values of the share options					$ 8.0	$ 2.6
Weighted average remaining life for vested options	8 months 15 days	1 year 2 months 8 days	2 years 3 days
Share options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	18 months
Share options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	500,000
Vesting requirement share price (in USD per share)	$ 10.00
Vesting requirement % of days	75.00%
Share-based payment charge	$ 0.1
Fair value of award					$ 1.0
Restricted share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	88,584
Share-based payment charge	$ 0.1
Fair value of award				$ 0.5